DEBT FACILITIES	12 Months Ended
Mar. 31, 2022
Debt and Financing Obligations [Abstract]
DEBT FACILITIES	DEBT FACILITIES
Long-term debt, net of transaction costs is as follows:

			Repayment		2022		2021
Notional amount			period	Current	Non-current	Current	Non-current
Unsecured senior notes
U.S. dollar, fixed rate - 3.60% to 4.90%	US$	960.5	2022-2034	$17.4	$1,176.5	$17.2	$1,202.3
Canadian dollar, fixed rate - 4.15%		$27.1	2022-2027	2.9	24.2	2.9	27.1
Term loans
U.S. dollar, variable rate	US$	412.4	2022-2025	69.7	443.1	71.2	149.3
Canadian dollar, variable rate		$35.2	2022-2028	5.6	29.4	5.6	35.1
Other			2022-2026	14.1	58.4	15.3	54.7
Lease liabilities
U.S. dollar			2022-2043	66.1	164.6	60.8	110.7
Other			2022-2043	32.9	131.4	27.0	148.7
R&D obligations
Canadian dollar			2022-2042	33.1	439.9	16.3	407.3
Revolving credit facilities
U.S. dollar, variable rate				—	336.9	—	—
Total long-term debt				$241.8	$2,804.4	$216.3	$2,135.2

Term loans
On July 2, 2021, concurrent with the completion of the L3H MT acquisition (Note 3), the Company entered into unsecured term loan agreements for an aggregate amount of US$300.0 million, which consists of a first tranche of US$175.0 million due in 2023 and a second tranche of US$125.0 million due in 2025, bearing interest at variable rates.

In March 2022, the Company repaid a term loan of US$50.0 million.

Revolving credit facility amendments
In September 2021, the Company extended the maturity date of its US$850.0 million unsecured revolving credit facility until September 29, 2026.

On March 31, 2022, the Company amended its Sidecar unsecured revolving credit facility, that it entered into in April 2020, to decrease its total limit from $500.0 million to $300.0 million and extend the maturity date until April 10, 2023. This Sidecar facility is intended to provide access to additional liquidity as a supplement to the Company’s committed line of credit of US$850.0 million.
Information on the change in liabilities for which cash flows have been classified as financing activities in the statement of cash flows are as follows:

	Unsecured				Revolving
	senior	Term	Lease	R&D	credit
	notes	loans	liabilities	obligations	facilities	Total
Net book value as at March 31, 2020	$1,400.4	$319.2	$487.8	$391.5	$713.3	$3,312.2
Changes from financing cash flows
Net repayment from borrowing under
revolving credit facilities	—	—	—	—	(705.6)	(705.6)
Proceeds from long-term debt	—	127.2	—	23.9	—	151.1
Repayment of long-term debt	—	(86.1)	—	—	—	(86.1)
Repayment of lease liabilities	—	—	(200.8)	—	—	(200.8)
Total changes from financing cash flows	$—	$41.1	$(200.8)	$23.9	$(705.6)	$(841.4)
Non-cash changes
Business combinations (Note 3)	—	0.8	72.2	—	—	73.0
Foreign currency exchange differences	(151.4)	(30.2)	(31.5)	—	(7.7)	(220.8)
Additions and remeasurement of lease liabilities	—	—	26.9	—	—	26.9
Accretion	—	—	—	20.7	—	20.7
Other	0.5	0.3	(7.4)	(12.5)	—	(19.1)
Total non-cash changes	$(150.9)	$(29.1)	$60.2	$8.2	$(7.7)	$(119.3)
Net book value as at March 31, 2021	$1,249.5	$331.2	$347.2	$423.6	$—	$2,351.5
Changes from financing cash flows
Net proceeds from borrowing under
revolving credit facilities	—	—	—	—	344.6	344.6
Proceeds from long-term debt	—	402.3	—	26.8	—	429.1
Repayment of long-term debt	(20.5)	(110.8)	—	(0.8)	—	(132.1)
Repayment of lease liabilities	—	—	(89.5)	—	—	(89.5)
Total changes from financing cash flows	$(20.5)	$291.5	$(89.5)	$26.0	344.6	$552.1
Non-cash changes
Business combinations (Note 3)	—	0.2	34.9	—	—	35.1
Foreign currency exchange differences	(8.5)	(4.1)	(7.8)	—	(7.7)	(28.1)
Additions and remeasurement of lease liabilities	—	—	119.6	—	—	119.6
Accretion	—	—	—	25.3	—	25.3
Other	0.5	1.5	(9.4)	(1.9)	—	(9.3)
Total non-cash changes	$(8.0)	$(2.4)	$137.3	$23.4	$(7.7)	$142.6
Net book value as at March 31, 2022	$1,221.0	$620.3	$395.0	$473.0	$336.9	$3,046.2
As at March 31, 2022, the Company is in compliance with all of its covenants.